Schedule of Investments

December 31, 2021 (Unaudited)

Intrepid Capital Fund

	Principal Amount	Value
BANK LOANS - 7.12%
Health Care - 7.12%
Gage Growth Corp. 10.250%, 11/30/2022 (a)	$1,000,000	$1,000,000
VCP23, LLC 7.000%, 04/30/2024 (a)	1,000,000	1,000,000
Verano Holdings Corp. 9.750% (1 Month LIBOR USD + 0.975%), 05/20/2023 (b)(c)	2,000,000	1,970,000

TOTAL BANK LOANS (Cost $3,978,582)		3,970,000

	Shares
COMMON STOCKS - 63.71%
Capital Goods - 2.59%
Acuity Brands, Inc.	6,816	$1,443,083

Commercial & Professional Services - 3.93%
Copart, Inc. (d)	14,438	2,189,090

Consumer Durables & Apparel - 3.58%
Skechers U.S.A., Inc. - Class A (d)	45,965	1,994,881

Diversified Financials - 7.06%
Berkshire Hathaway, Inc. - Class B (d)	7,807	2,334,293
Jefferies Financial Group, Inc.	41,253	1,600,616

		3,934,909

Food, Beverage & Tobacco - 2.77%
Becle SAB de CV (e)	613,543	1,543,184

Health Care Equipment & Services - 2.16%
CVS Health Corp.	11,673	1,204,187

Media & Entertainment - 15.68%
Alphabet, Inc. - Class A (d)	736	2,132,221
Electronic Arts, Inc.	11,572	1,526,347
InterActiveCorp (d)	7,778	1,016,662
Match Group, Inc. (d)	8,418	1,113,281
Take-Two Interactive Software, Inc. (d)	9,872	1,754,452
Twitter, Inc. (d)	27,753	1,199,485

		8,742,448

Pharmaceuticals, Biotechnology & Life Sciences - 3.01%
Trulieve Cannabis Corp. (d)(e)	64,392	1,675,276

Real Estate - 3.05%
FRP Holdings, Inc. (d)	29,429	1,700,996

Retailing - 7.48%
Dollar General Corp.	8,554	2,017,290
The TJX Companies, Inc.	28,357	2,152,863

		4,170,153

Software & Services - 12.40%
Accenture PLC - Class A (e)	6,240	2,586,792
Dropbox, Inc. - Class A (d)	47,129	1,156,546
Visa, Inc. - Class A	6,195	1,342,518
WNS Holdings Ltd. - ADR (d)(e)	20,685	1,824,831

		6,910,687

TOTAL COMMON STOCKS (Cost $20,667,137)		35,508,894

REAL ESTATE INVESTMENT TRUST (REIT) - 2.27%
Real Estate - 2.27%
PotlatchDeltic Corp.	21,040	1,267,029

TOTAL REIT (Cost $623,330)		1,267,029

	Principal Amount
CONVERTIBLE BONDS - 4.85%
Diversified Financials - 0.86%
WisdomTree Investments, Inc. 4.250%, 06/15/2023	$400,000	481,500

Energy - 1.51%
Teekay Corp. 5.000%, 01/15/2023 (e)	837,000	839,240

Real Estate - 2.48%
CTO Realty Growth, Inc. 3.875%, 04/15/2025	1,185,000	1,382,066

TOTAL CONVERTIBLE BONDS (Cost $2,327,118)		2,702,806

CORPORATE BONDS - 15.80%
Consumer Services - 2.92%
Nathan’s Famous, Inc. 6.625%, 11/01/2025 (f)	1,587,000	1,625,414

Energy - 2.84%
Great Western Petroleum LLC 12.000%, 09/01/2025 (f)	1,500,000	1,582,500

Food, Beverage & Tobacco - 1.02%
Turning Point Brands, Inc. 5.625%, 02/15/2026 (f)	564,000	565,991

Industrials - 2.09%
Icahn Enterprises LP 6.750%, 02/01/2024	1,158,000	1,162,053

Pharmaceuticals, Biotechnology & Life Sciences - 5.76%
Ayr Wellness, Inc.
12.500%, 12/10/2024 (e)	1,000,000	1,079,099
12.500%, 12/10/2024 (e)	1,000,000	1,070,000
Trulieve Cannabis Corp. 9.750%, 06/18/2024 (e)	1,005,000	1,063,132

		3,212,231

Retailing - 1.17%
Caleres, Inc. 6.250%, 08/15/2023	655,000	655,000

TOTAL CORPORATE BONDS (Cost $8,689,446)		8,803,189

WARRANTS - 0.01%
Health Care - 0.01%
Cansortium Holdings LLC Expiration: 04/29/2025, Exercise Price: $1.20 (d)	250,000	2,500
Green Thumb Industries, Inc. Expiration: 10/15/2026, Exercise Price: $30.00 (d)	7,328	73

TOTAL WARRANTS (Cost $0)		2,573

	Shares
SHORT-TERM INVESTMENT - 4.02%
Money Market Fund - 4.02%
STIT - Treasury Portfolio - Institutional Class, 0.010% (g)	2,239,604	2,239,604

TOTAL SHORT-TERM INVESTMENT (Cost $2,239,604)		2,239,604

Total Investments (Cost $38,525,217) - 97.78%		54,494,095
Other Assets in Excess of Liabilities - 2.22%		1,238,017

TOTAL NET ASSETS - 100.00%		$55,732,112

Percentages are stated as a percent of net assets.

(a)	The rate listed is a fixed rate.
(b)	Variable Rate Security. The rate listed is as of December 31, 2021.
(c)

Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. See Footnote 2. The aggregate value of fair valued securities as of December 31, 2021 was $1,970,000, which represented 3.53% of net assets.

(d)	Non-income producing security.
(e)	Foreign Issued Security.
(f)

Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2021, the value of these investments was $3,773,905, or 6.77% of total net assets.

(g)	Rate listed is the 7-day effective yield.